Consolidated Statements of Shareholders' Equity (Deficit) (USD $)	Common Stock shares	Common stock amount	Additional paid in capital	Deficit Accumulated during the exploration stage	Non controlling interests	Total Stockholders' Equity
Balance at Nov. 26, 2007	0	0	0	0	0	0
Net loss for the period	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at Dec. 31, 2007	0	0	0	0	0	0
Common shares issued for cash in private placement at $0.001 per share on January 19, 2008	60,000,000	60,000	(57,000)	0	0	3,000
Common shares issued for cash in private placement at $0.015 per share on April 28, 2008	32,699,920	32,700	(8,175)	0	0	24,525
Common shares issued for cash in private placement at $0.05 per share on December 24, 2008	22,600,000	22,600	33,900	0	0	56,500
Net loss for the year - (Restated)		0	0	(13,983)	0	(13,983)
Balance at Dec. 31, 2008	115,299,920	115,300	(31,275)	(13,983)	0	70,042
Net loss for the year		0	0	(93,034)	0	(93,034)
Balance at Dec. 31, 2009	115,299,920	115,300	(31,275)	(107,017)	0	(22,992)
Sale of common stock for cash and warrants	6,000,000	6,000	294,000	0	0	300,000
Forgiveness of advances - related party		0	17,574	0	0	17,574
Net loss for the year		0	0	(61,049)	0	(61,049)
Balance at Dec. 31, 2010	121,299,920	121,300	280,299	(168,066)	0	233,533
Sale of common stock for cash and warrants	6,916,148	6,916	1,093,084	0	0	1,100,000
Redemption of shares.	(12,000,000)	(12,000)	(588,000)	0	0	(600,000)
Services received in connection with formation of subsidiary		0	0	0	1,500	1,500
Shares issued for exploration costs	425,000	425	428,825	0	0	429,250
Stock based compensation	150,000	150	598,324	0	0	598,474
Net loss for the period		0	0	(1,529,651)	(18,181)	(1,547,832)
Balance at Dec. 31, 2011	116,791,068	116,791	1,812,532	(1,697,717)	(16,681)	214,925
Issuance of common stock for cash	1,903,595	1,904	598,096	0	0	600,000
Stock based compensation	1,000,000	1,000	998,996	0	0	999,996
Shares issued for exploration costs.	300,000	300	79,000	0	0	79,300
Derivative liability of price protection feature.		0	(20,980)	0	0	(20,980)
Cancellation of shares	(30,000,000)	(30,000)	29,998	0	0	(2)
Net loss for the period		$ 0	$ 0	$ (1,973,730)	$ (1,757)	$ (1,975,487)
Balance at Dec. 31, 2012	89,994,663	89,995	3,497,642	(3,671,447)	(18,438)	(102,248)